Other Receivables and Prepayment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Receivables and Prepayment [Line Items]
Impairment recognized amount	$ 9,287,616
Share based payments	2,502,000
Non-controlling shareholders	2,502,000
Loan amount	$ 667,028
Investment interest rate	8.00%
Impairment charge	$ 9,710,000
Impairment amount	7,565,680
Provision for Other Credit Losses	$ 19,665,470	$ (222,967)	$ 5,249,448
Dinoplus Ai Holdings Limited [Member]
Other Receivables and Prepayment [Line Items]
Investment interest rate	100.00%	100.00%
PICOAI US INC [Member]
Other Receivables and Prepayment [Line Items]
Investment interest rate		100.00%
Beyond Net Service Limited [Member]
Other Receivables and Prepayment [Line Items]
Investment interest rate	1.364%	1.364%
LKCO [Member]
Other Receivables and Prepayment [Line Items]
Impairment amount	$ 405,518
General and Administrative Expense [Member]
Other Receivables and Prepayment [Line Items]
Provision for Other Credit Losses	$ 18,578,757	$ 1,697,978	$ 5,013,984